UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267
                                   ---------


                         INSTITUTIONAL FIDUCIARY TRUST
                         -----------------------------
               (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     -------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                               JUNE 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          ANNUAL REPORT
--------------------------------------------------------------------------------

                                  FRANKLIN CASH
                                  RESERVES FUND

--------------------------------------------------------------------------------

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

Contents

ANNUAL REPORT

Franklin Cash Reserves Fund ...............................................    1

Performance Summary .......................................................    3

Your Fund's Expenses ......................................................    4

Financial Highlights and Statement of Investments .........................    6

Financial Statements ......................................................    8

Notes to Financial Statements .............................................   11

Report of Independent Registered Public Accounting Firm ...................   16

Tax Designation ...........................................................   17

Meeting of Shareholders ...................................................   18

Board Members and Officers ................................................   22

The Money Market Portfolios ...............................................   27

Shareholder Information ...................................................   49

--------------------------------------------------------------------------------

Annual Report

Franklin Cash Reserves Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Cash Reserves Fund seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal and policies. The Portfolio, in turn, invests mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Cash Reserves Fund's annual report for the fiscal year ended June 30, 2007.

PERFORMANCE OVERVIEW

Short-term interest rates were relatively stable during the year under review. In this environment, the Fund's seven-day effective yield rose from 4.36% on June 30, 2006, to 4.61% on June 30, 2007.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy was resilient over the 12 months ended June 30, 2007. Although growth slowed in the first quarter of 2007 as a weakening housing market and moderating profit growth dampened economic expansion, a tight

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

--------------------------------------------------------------------------------

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                                               Annual Report | 1

PORTFOLIO BREAKDOWN
6/30/07

---------------------------------------------------------------------------
                                                                % OF TOTAL
                                                               INVESTMENTS
---------------------------------------------------------------------------
Certificates of Deposit                                              55.8%
---------------------------------------------------------------------------
Commercial Paper                                                     42.7%
---------------------------------------------------------------------------
Repurchase Agreements                                                 1.4%
---------------------------------------------------------------------------
U.S. Government & Agency Securities                                   0.1%
---------------------------------------------------------------------------
Foreign Government & Agency Securities                                0.0%*
---------------------------------------------------------------------------

* Rounds to less than 0.1% of total investments.

labor market and higher personal incomes helped support the consumer. Despite ongoing housing market weakness, growth rebounded in the second quarter supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

Oil prices continued to be volatile though inflation remained relatively subdued. However, headline, or overall, inflation and core inflation, which excludes food and energy costs, experienced some upward pressure. In June 2007, the headline Consumer Price Index (CPI) reported a 12-month rise of 2.7%, while core CPI increased 2.2%. 1

The Federal Reserve Board (Fed) kept the federal funds target rate at 5.25% during the reporting period. In terms of an overall bias, the Fed continued to diligently assess economic data saying that growth remained relatively stable "despite the ongoing adjustment in the housing sector." At period-end, the financial markets expected the Fed to remain on hold with its target rate through year-end.

The 10-year Treasury note yield was range bound during the 12-month period, beginning at 5.15% and ending the period at 5.03%. The intermediate portion of the yield curve often reflects market expectations of the future direction of inflation. A relatively moderate inflation environment, combined with modest growth and profitability projections, contributed to this overall trend in interest rates.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

1. Source: Bureau of Labor Statistics.


2 | Annual Report

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on June 30, 2007, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service. 2

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

2. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PERFORMANCE SUMMARY
SYMBOL: INRXX
6/30/07

-----------------------------------------------------------------
Seven-day effective yield 1                                 4.61%
-----------------------------------------------------------------
Seven-day annualized yield                                  4.51%
-----------------------------------------------------------------
Total annual operating expenses 2
-----------------------------------------------------------------
   Without Waiver                                           0.84%
-----------------------------------------------------------------
   With Waiver                                              0.81%
-----------------------------------------------------------------

The Fund's administrator has contractually agreed to limit Fund expenses so that total annual Fund operating expenses do not exceed the amount shown with waiver (other than certain non-routine expenses) until 10/31/08. If the administrator had not taken this action, the Fund's annualized and effective yields for the period would have been 4.51% and 4.61%.

1. The seven-day effective yield assumes compounding of daily dividends.

2. Figures are as stated in the Fund's prospectus current as of the date of this report.

Annualized and effective yields are for the seven-day period ended 6/30/07. The Fund's average weighted maturity was 35 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


                                                               Annual Report | 3

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


4 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                             VALUE 1/1/07       VALUE 6/30/07   PERIOD* 1/1/07-6/30/07
------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,022.60              $4.21
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,020.63              $4.21
------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.84%, which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                               Annual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CASH RESERVES FUND

                                                                   -----------------------------------------------------
                                                                                    YEAR ENDED JUNE 30,
                                                                       2007       2006       2005       2004       2003
                                                                   -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............................   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                                   -----------------------------------------------------
Income from investment operations - net investment income ......      0.045      0.034      0.013      0.002      0.007

Less distributions from net investment income ..................     (0.045)    (0.034)    (0.013)    (0.002)    (0.007)
                                                                   -----------------------------------------------------
Net asset value, end of year ...................................   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                                   =====================================================

Total return ...................................................       4.56%      3.49%      1.36%      0.21%      0.70%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates a ............       0.87%      0.84%      0.98%      1.06%      0.96%

Expenses net of waiver and payments by affiliates a ............       0.85%      0.81%      0.85%      0.85%      0.88%

Net investment income ..........................................       4.48%      3.35%      1.34%      0.23%      0.66%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................   $141,685   $142,192   $190,179   $196,808   $231,196

a The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


6 | The accompanying notes are an integral part of these financial statements.
  | Annual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007

--------------------------------------------------------------------------------
  FRANKLIN CASH RESERVES FUND                           SHARES         VALUE
--------------------------------------------------------------------------------
  MUTUAL FUND (COST $141,690,361) 100.0%
a The Money Market Portfolio, 5.20% ..............   141,690,361   $141,690,361

  OTHER ASSETS, LESS LIABILITIES 0.0% b ..........                       (5,802)
                                                                   -------------
  NET ASSETS 100.0% ..............................                 $141,684,559
                                                                   =============

a The rate shown is the annualized seven-day yield at period end.

b Rounds to less than 0.1% of net assets.


                                                               Annual Report |
  The accompanying notes are an integral part of these financial statements. | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007

                                                                              -------------
                                                                                 FRANKLIN
                                                                              CASH RESERVES
                                                                                   FUND
                                                                              -------------
Assets:
   Investments in Portfolio, at value and cost ............................   $ 141,690,361
   Receivables from capital shares sold ...................................         235,252
                                                                              -------------
         Total assets .....................................................     141,925,613
                                                                              -------------
Liabilities:
   Payables:
      Capital shares redeemed .............................................          48,341
      Affiliates ..........................................................         105,935
      Distributions to shareholders .......................................          30,288
      Reports to shareholders .............................................          31,915
   Accrued expenses and other liabilities .................................          24,575
                                                                              -------------
         Total liabilities ................................................         241,054
                                                                              -------------
            Net assets, at value ..........................................   $ 141,684,559
                                                                              =============
Net assets consist of paid-in capital .....................................   $ 141,684,559
                                                                              =============
Shares outstanding ........................................................     141,684,559
                                                                              =============
Net asset value per share .................................................   $        1.00
                                                                              =============


8 | The accompanying notes are an integral part of these financial statements.
  | Annual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the year ended June 30, 2007

                                                                              --------------
                                                                                 FRANKLIN
                                                                              CASH RESERVES
                                                                                   FUND
                                                                              --------------
Investment income:
   Dividends from Portfolio ...............................................   $   7,230,967
                                                                              --------------
Expenses:
   Administrative fees (Note 3a) ..........................................         349,233
   Distribution fees (Note 3b) ............................................         351,429
   Transfer agent fees (Note 3c) ..........................................         237,572
   Reports to shareholders ................................................          21,055
   Registration and filing fees ...........................................          17,409
   Professional fees ......................................................          26,675
   Trustees' fees and expenses ............................................           1,411
   Other ..................................................................           8,816
                                                                              --------------
      Total expenses ......................................................       1,013,600
      Expenses waived/paid by affiliates (Note 3d) ........................         (38,874)
                                                                              --------------
         Net expenses .....................................................         974,726
                                                                              --------------
            Net investment income .........................................       6,256,241
                                                                              --------------
Net increase (decrease) in net assets resulting from operations ...........   $   6,256,241
                                                                              ==============


                                                               Annual Report |
  The accompanying notes are an integral part of these financial statements. | 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        ----------------------------
                                                                                                        FRANKLIN CASH RESERVES FUND
                                                                                                        ----------------------------
                                                                                                            YEAR ENDED JUNE 30,
                                                                                                            2007           2006
                                                                                                        ----------------------------
Increase (decrease) in net assets:
   Net investment income from operations ............................................................   $  6,256,241   $  5,376,199
                                                                                                        ----------------------------
   Distributions to shareholders from net investment income .........................................     (6,256,241)    (5,376,199)
   Capital share transactions (Note 2) ..............................................................       (507,642)   (47,987,093)
                                                                                                        ----------------------------
      Net increase (decrease) in net assets .........................................................       (507,642)   (47,987,093)
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year ................................................................................    142,192,201    190,179,294
                                                                                                        ----------------------------
   End of year ......................................................................................   $141,684,559   $142,192,201
                                                                                                        ============================


10 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of four separate funds. The Franklin Cash Reserves Fund (the
Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately.

The Fund invests substantially all of its assets in the Money Market Portfolio (the Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of June 30, 2007, the Fund owns 2.15% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


                                                              Annual Report | 11

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                         -------------------------------
                                                               YEAR ENDED JUNE 30,
                                                              2007            2006
                                                         -------------------------------
Shares sold ...........................................  $  81,098,224   $  122,263,231
Shares issued in reinvestment of distributions ........      6,194,399        5,367,649
Shares redeemed .......................................    (87,800,265)    (175,617,973)
                                                         -------------------------------
Net increase (decrease) ...............................  $    (507,642)  $  (47,987,093)
                                                         ===============================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or trustees of the Portfolio and of the following subsidiaries:

--------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


12 | Annual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.25% per year of the average daily net assets of the Fund.

B. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted a reimbursement distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% per year of its average daily net assets. Costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

C. TRANSFER AGENT FEES

For the year ended June 30, 2007, the Fund paid transfer agent fees of $237,572, of which $207,239 was retained by Investor Services.

D. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has agreed in advance to waive a portion of its fees through October 31, 2008. Total expenses waived are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. After October 31, 2008, Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2007 and 2006, was as follows:

                                                       -------------------------
                                                           2007          2006
                                                       -------------------------
Distributions paid from ordinary income ............   $ 6,256,241   $ 5,376,199
                                                       =========================

At June 30, 2007, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ............................................   $ 141,690,361
                                                                   =============

Undistributed ordinary income ..................................   $      30,288
                                                                   =============


                                                              Annual Report | 13

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

5. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that settlement.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


14 | Annual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

6. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 15

Institutional Fiduciary Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FRANKLIN CASH RESERVES FUND

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF INSTITUTIONAL FIDUCIARY TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Cash Reserves Fund (the "Fund") at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 17, 2007


16 | Annual Report

Institutional Fiduciary Trust

TAX DESIGNATION (UNAUDITED)

FRANKLIN CASH RESERVES FUND

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $6,256,241 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2007.


                                                              Annual Report | 17

Institutional Fiduciary Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED)

FRANKLIN CASH RESERVES FUND

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007 and May 11, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of Franklin Cash Reserve Fund's (the "Fund") fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust:
Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund's fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Fund's fundamental investment restrictions. In addition, shareholders of the Fund were requested to provide voting instructions to the Fund, as a "feeder fund," on how the Fund should vote its shares in The Money Market Portfolios, as the "master portfolio," at a Special Meeting of Shareholders of the Money Market Portfolios held on March 21, 2007. The results of such Special Meeting of Shareholders are reported starting on page 40 of this report.

Proposal 1. The Election of Trustees:

--------------------------------------------------------------------------------------------------------------
                                                       % OF        % OF                       % OF       % OF
                                                   OUTSTANDING    VOTED                   OUTSTANDING   VOTED
NAME                                  FOR             SHARES      SHARES     WITHHELD        SHARES     SHARES
--------------------------------------------------------------------------------------------------------------
Harris J. Ashton ...........   4,077,181,531.621     92.017%     99.987%    515,029.536      0.012%     0.013%
Robert F. Carlson ..........   4,077,181,531.621     92.017%     99.987%    515,029.536      0.012%     0.013%
Sam Ginn ...................   4,077,181,531.621     92.017%     99.987%    515,029.536      0.012%     0.013%
Edith E. Holiday ...........   4,077,181,531.621     92.017%     99.987%    515,029.536      0.012%     0.013%
Frank W. T. LaHaye .........   4,077,181,531.621     92.017%     99.987%    515,029.536      0.012%     0.013%
Frank A. Olson .............   4,077,181,531.621     92.017%     99.987%    515,029.536      0.012%     0.013%
Larry D. Thompson ..........   4,077,181,531.621     92.017%     99.987%    515,029.536      0.012%     0.013%
John B. Wilson .............   4,077,181,531.621     92.017%     99.987%    515,029.536      0.012%     0.013%
Charles B. Johnson .........   4,077,181,531.621     92.017%     99.987%    515,029.536      0.012%     0.013%
Gregory E. Johnson .........   4,077,181,531.621     92.017%     99.987%    515,029.536      0.012%     0.013%


18 | Annual Report

Institutional Fiduciary Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

FRANKLIN CASH RESERVES FUND

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

----------------------------------------------------------------------
                                                   % OF         % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................    69,339,894.570     52.367%      91.541%
Against ...................     5,542,393.450      4.185%       7.317%
Abstain ...................       865,332.080      0.654%       1.142%
----------------------------------------------------------------------
TOTAL .....................    75,747,620.100     57.206%     100.000%

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

----------------------------------------------------------------------
                                                   % OF         % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................    67,346,850.496     50.862%      88.910%
Against ...................     5,458,799.277      4.122%       7.206%
Abstain ...................     2,941,970.327      2.222%       3.884%
----------------------------------------------------------------------
TOTAL .....................    75,747,620.100     57.206%     100.000%

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

----------------------------------------------------------------------
                                                   % OF         % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................    67,208,414.292     50.757%      88.727%
Against ...................     5,542,393.450      4.186%       7.317%
Abstain ...................     2,996,812.358      2.263%       3.956%
----------------------------------------------------------------------
TOTAL .....................    75,747,620.100     57.206%     100.000%

(c) To amend the Fund's fundamental investment restriction regarding lending:

----------------------------------------------------------------------
                                                   % OF         % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................    67,292,008.465     50.820%      88.837%
Against ...................     5,458,799.277      4.123%       7.207%
Abstain ...................     2,996,812.358      2.263%       3.956%
----------------------------------------------------------------------
TOTAL .....................    75,747,620.100     57.206%     100.000%


                                                              Annual Report | 19

Institutional Fiduciary Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

FRANKLIN CASH RESERVES FUND

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................    67,275,503.292     50.808%      88.815%
Against ...................     5,458,799.277      4.122%       7.207%
Abstain ...................     3,013,317.531      2.276%       3.978%
----------------------------------------------------------------------
TOTAL .....................    75,747,620.100     57.206%     100.000%

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................    67,246,751.150     50.786%      88.777%
Against ...................     5,558,898.623      4.198%       7.339%
Abstain ...................     2,941,970.327      2.222%       3.884%
----------------------------------------------------------------------
TOTAL .....................    75,747,620.100     57.206%     100.000%

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    72,805,649.773     54.984%      96.116%
Against ...................             0.000      0.000%       0.000%
Abstain ...................     2,941,970.327      2.222%       3.884%
----------------------------------------------------------------------
TOTAL .....................    75,747,620.100     57.206%     100.000%

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................    67,246,751.149     50.786%      88.777%
Against ...................     5,542,393.450      4.186%       7.317%
Abstain ...................     2,958,475.501      2.234%       3.906%
----------------------------------------------------------------------
TOTAL .....................    75,747,620.100     57.206%     100.000%


20 | Annual Report

Institutional Fiduciary Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

FRANKLIN CASH RESERVES FUND

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

----------------------------------------------------------------------
                                                   % OF         % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    72,864,630.932     55.029%      96.194%
Against ...................             0.000      0.000%       0.000%
Abstain ...................     2,882,989.168      2.177%       3.806%
----------------------------------------------------------------------
TOTAL .....................    75,747,620.100     57.206%     100.000%

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

----------------------------------------------------------------------
                                                   % OF         % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    72,294,645.039     54.598%      95.441%
Against ...................       511,004.734      0.386%       0.675%
Abstain ...................     2,941,970.327      2.222%       3.884%
----------------------------------------------------------------------
TOTAL .....................    75,747,620.100     57.206%     100.000%


                                                              Annual Report | 21

Institutional Fiduciary Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee           Since 1985           140                       Director, Bar-S Foods (meat
One Franklin Parkway                                                                              packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)         Trustee           Since 1998           121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                  Trustee           Since April 2007     121                       Director, Chevron Corporation
One Franklin Parkway                                                                              (global energy company) and ICO
San Mateo, CA 94403-1906                                                                          Global Communications (Holdings)
                                                                                                  Limited (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer,
AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee           Since 2005           140                       Director, Hess Corporation
One Franklin Parkway                                                                              (formerly, Amerada Hess
San Mateo, CA 94403-1906                                                                          Corporation) (exploration and
                                                                                                  refining  of oil and gas),
                                                                                                  H.J. Heinz Company (processed
                                                                                                  foods and allied products), RTI
                                                                                                  International Metals, Inc.
                                                                                                  (manufacture and distribution
                                                                                                  of titanium), Canadian National
                                                                                                  Railway (railroad), and White
                                                                                                  Mountains Insurance Group, Ltd.
                                                                                                  (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


22 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee           Since 1985           121                       Director, Center for Creative Land
One Franklin Parkway                                                                              Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Trustee           Since 2005           140                       Director, Hess Corporation
One Franklin Parkway                                                                              (formerly, Amerada Hess
San Mateo, CA 94403-1906                                                                          Corporation) (exploration and
                                                                                                  refining of oil and gas) and
                                                                                                  Sentient Jet (private jet
                                                                                                  service); and FORMERLY, Director,
                                                                                                  Becton Dickinson and Company
                                                                                                  (medical technology), Cooper
                                                                                                  Industries, Inc. (electrical
                                                                                                  products and tools and hardware),
                                                                                                  Health Net, Inc.(formerly,
                                                                                                  Foundation Health) (integrated
                                                                                                  managed care), The Hertz
                                                                                                  Corporation (car rental), Pacific
                                                                                                  Southwest Airlines, The RCA
                                                                                                  Corporation, Unicom (formerly,
                                                                                                  Commonwealth Edison), UAL
                                                                                                  Corporation (airlines) and White
                                                                                                  Mountains Insurance Group,
                                                                                                  Ltd.(holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999));
and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Trustee           Since April 2007     140                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)            Trustee           Since April 2007     121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 23

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and       Trustee since        140                       None
One Franklin Parkway             Chairman of       1985 and
San Mateo, CA 94403-1906         the Board         Chairman of the
                                                   Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)      Trustee           Since April 2007     91                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief             Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway             Compliance        Officer since 2004
San Mateo, CA 94403-1906         Officer and       and Vice
                                 Vice President    President - AML
                                 - AML             Compliance since
                                 Compliance        2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer         Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice       Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


24 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President    Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    President and     Since 2002           Not Applicable            Not Applicable
One Franklin Parkway             Chief
San Mateo, CA 94403-1906         Executive
                                 Officer
                                 - Investment
                                 Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)         Vice President    Since 2006           Not Applicable            Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President    Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 25

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial   Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to June 30, 2007, S. Joseph Fortunato, Rupert H. Johnson, Jr. and Gordon S. Macklin ceased to be trustees of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/321-8563 TO REQUEST THE SAI.


26 | Annual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                          --------------------------------------------------------------------------
                                                                                       YEAR ENDED JUNE 30,
                                                                2007            2006            2005            2004           2003
                                                          --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................  $     1.00      $     1.00      $     1.00      $     1.00     $     1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:

   Net investment income ...............................       0.052           0.041           0.020           0.009          0.014

   Net realized gains (losses) .........................          --  a           --              --              --             --
                                                          --------------------------------------------------------------------------
Less distributions from net investment income ..........      (0.052)         (0.041)         (0.020)         (0.009)        (0.014)
                                                          --------------------------------------------------------------------------
Net asset value, end of year ...........................  $     1.00      $     1.00      $     1.00      $     1.00     $     1.00
                                                          ==========================================================================

Total return ...........................................        5.28%           4.15%           2.06%           0.94%          1.41%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates and
  expense reduction ....................................        0.15%           0.16%           0.16%           0.16%          0.15%

Expenses net of waiver and payments by affiliates and
  expense reduction ....................................        0.15% b         0.16% b         0.16% b         0.15% b        0.15%

Net investment income ..................................        5.17%           4.09%           2.04%           0.93%          1.39%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................  $6,580,101      $4,993,739      $5,676,479      $5,505,394     $5,331,200

a Amount rounds to less than $0.01 per share.

b Benefit of expense reduction rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 27

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
  THE MONEY MARKET PORTFOLIO                                                                            AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 99.6%
  CERTIFICATES OF DEPOSIT 55.6%
  Abbey National Treasury Service PLC, Stamford Branch, 5.29%, 7/23/07 ............................   $200,000,000   $  200,000,000
  ABN Amro Bank NV, Chicago Branch, 5.265%, 7/06/07 ...............................................    200,000,000      200,000,138
  Australia and New Zealand Banking Group Ltd., New York Branch, 5.295%, 7/13/07 ..................    200,000,000      200,000,329
  Bank of Ireland, New York Branch, 5.27%, 7/16/07 ................................................    200,000,000      200,000,000
  Bank of Montreal, Chicago Branch, 5.30%, 9/28/07 ................................................    200,000,000      200,000,000
  Bank of Nova Scotia, Portland Branch, 5.30%, 7/18/07 ............................................    200,000,000      200,000,000
  Banque Nationale de Paris, San Francisco Branch, 5.295%, 8/09/07 ................................    200,000,000      200,000,000
  Barclays Bank PLC, New York Branch, 5.350% - 5.358%, 11/14/07 - 1/23/08 .........................    200,000,000      200,004,084
  Calyon North America Inc., New York Branch, 5.30%, 9/07/07 ......................................    200,000,000      200,000,000
  Citibank NA, New York Branch, 5.315%, 9/12/07 ...................................................    208,000,000      208,002,081
  Lloyds Bank PLC, New York Branch, 5.28%, 8/10/07 ................................................    225,000,000      225,000,000
  Rabobank Nederland NV, New York Branch, 5.265%, 7/17/07 .........................................    200,000,000      200,000,441
  Royal Bank of Canada, New York Branch, 5.30%, 8/21/07 ...........................................    200,000,000      200,001,404
  Royal Bank of Scotland, New York Branch, 5.29%, 7/19/07 .........................................    200,000,000      200,000,000
  Societe Generale, New York Branch, 5.295%, 7/09/07 ..............................................    200,000,000      200,000,000
  Svenska Handelsbanken, New York Branch, 5.29%, 8/03/07 ..........................................    200,000,000      200,000,000
  Toronto Dominion Bank, New York Branch, 5.275%, 7/11/07 .........................................    225,000,000      225,000,311
  Westpac Banking Corp., New York Branch, 5.315%, 9/24/07 .........................................    200,000,000      200,005,532
                                                                                                                     ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $3,658,014,320) .............................................                   3,658,014,320
                                                                                                                     ---------------
b COMMERCIAL PAPER 42.5%
  Abbott Laboratories, 7/09/07 - 7/16/07 ..........................................................    212,505,000      212,174,578
  BP Capital Markets PLC, 7/02/07 .................................................................    160,000,000      159,976,311
  Commonwealth Bank of Australia, 9/10/07 .........................................................    230,000,000      227,625,346
  Concentrate Manufacturing Co., 7/11/07 ..........................................................     50,000,000       49,927,639
  Danske Corp., 7/26/07 ...........................................................................    200,000,000      199,270,833
  Depfa Bank PLC, 7/12/07 .........................................................................    200,000,000      199,680,389
  General Electric Capital Corp., 7/30/07 .........................................................    237,300,000      236,296,419
  Internationale Nederlanden U.S., 7/10/07 ........................................................    225,000,000      224,704,969
  Nestle Capital Corp., 7/20/07 ...................................................................    200,000,000      199,450,583
  Pepsico Inc., 7/03/07 ...........................................................................     50,000,000       49,985,250
  Procter & Gamble Co., 7/24/07 ...................................................................     55,000,000       54,815,872
  Procter & Gamble International Funding, 7/05/07 .................................................    185,000,000      184,892,700
  Ticonderoga Funding LLC, 9/05/07 ................................................................    212,852,000      210,803,299
  Total Fina ELF Capital, 7/02/07 .................................................................     50,000,000       49,992,556
  Toyota Motor Credit Corp., 7/25/07 ..............................................................    225,000,000      224,214,000
  UBS AG Finance Delaware Inc, 7/02/07 ............................................................    253,900,000      253,862,268
  Westpac Banking Corp., 9/06/07 ..................................................................     60,000,000       59,415,425
                                                                                                                     ---------------
  TOTAL COMMERCIAL PAPER (COST $2,797,088,437) ....................................................                   2,797,088,437
                                                                                                                     ---------------
  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $3,189,574) 0.1%
b FHLB, 7/02/07 ...................................................................................      3,190,000        3,189,574
                                                                                                                     ---------------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $999,864) 0.0% c
b International Bank for Reconstruction and Development, 7/02/07 (Supranational d) ................      1,000,000          999,864
                                                                                                                     ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,459,292,195) ............................                   6,459,292,195
                                                                                                                     ---------------


28 | Annual Report

The Money Market Portfolios

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
  THE MONEY MARKET PORTFOLIO                                                                            AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
e REPURCHASE AGREEMENTS 1.4%
  Deutsche Morgan Grenfell, 4.40%, 7/02/07 (Maturity Value $15,745,771)
      Collateralized by U.S. Treasury Note, 2.00% - 4.50%, 1/15/10 - 4/15/12 ......................   $ 15,740,000   $   15,740,000
  Morgan Stanley & Co. Inc., 4.15%, 7/02/07 (Maturity Value $78,767,231)
      Collateralized by U.S. Treasury Notes, 2.00% - 3.50%, 1/15/11 - 4/15/12 .....................     78,740,000       78,740,000
                                                                                                                     ---------------
  TOTAL REPURCHASE AGREEMENTS (COST $94,480,000) ..................................................                      94,480,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $6,553,772,195) 99.6% ...................................................                   6,553,772,195
  OTHER ASSETS, LESS LIABILITIES 0.4% .............................................................                      26,329,117
                                                                                                                     ---------------
  NET ASSETS 100.0% ...............................................................................                  $6,580,101,312
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The security is traded on a discount basis with no stated coupon rate.

c Rounds to less than 0.1% of net assets.

d A supranational organization is an entity formed by two or more central governments through international treaties.

e See Note 1(b) regarding repurchase agreements.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 29

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007

                                                                       ------------------
                                                                              THE
                                                                          MONEY MARKET
                                                                           PORTFOLIO
                                                                       ------------------
Assets:
   Investments in securities, at amortized cost ....................   $   6,459,292,195
   Repurchase agreements, at value and cost ........................          94,480,000
                                                                       ------------------
         Total investments .........................................   $   6,553,772,195
   Cash ............................................................               2,055
   Interest receivables ............................................          27,233,686
                                                                       ------------------
         Total assets ..............................................       6,581,007,936
                                                                       ------------------
Liabilities:
   Payables:
      Affiliates ...................................................             825,283
      Distributions to shareholders ................................               7,487
   Accrued expenses and other liabilities ..........................              73,854
                                                                       ------------------
         Total liabilities .........................................             906,624
                                                                       ------------------
            Net assets, at value ...................................   $   6,580,101,312
                                                                       ------------------
Net assets consist of:
   Paid-in capital .................................................   $   6,580,120,781
   Accumulated net realized gain (loss) ............................             (19,469)
                                                                       ------------------
            Net assets, at value ...................................   $   6,580,101,312
                                                                       ==================
Shares outstanding .................................................       6,580,120,781
                                                                       ==================
Net asset value per share ..........................................   $            1.00
                                                                       ==================


30 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the year ended June 30, 2007

                                                                       ------------------
                                                                              THE
                                                                          MONEY MARKET
                                                                           PORTFOLIO
                                                                       ------------------
Investment income:
   Interest ........................................................   $     327,592,261
                                                                       ------------------
Expenses:
   Management fees (Note 3a) .......................................           9,215,687
   Custodian fees (Note 4) .........................................             122,464
   Reports to shareholders .........................................               9,219
   Professional fees ...............................................              76,937
   Other ...........................................................              86,239
                                                                       ------------------
      Total expenses ...............................................           9,510,546
      Expense reductions (Note 4) ..................................                (856)
                                                                       ------------------
         Net expenses ..............................................           9,509,690
                                                                       ------------------
            Net investment income ..................................         318,082,571
                                                                       ------------------
Net realized gain (loss) from investments ..........................             (19,469)
                                                                       ------------------
Net increase (decrease) in net assets resulting from operations ....   $     318,063,102
                                                                       ==================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 31

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               -------------------------------------
                                                                                                    THE MONEY MARKET PORTFOLIO
                                                                                               -------------------------------------
                                                                                                        YEAR ENDED JUNE 30,
                                                                                                     2007                2006
                                                                                               -------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................................................   $    318,082,571   $     235,463,389
      Net realized gain (loss) from investments ............................................            (19,469)                 --
                                                                                               -------------------------------------
         Net increase (decrease) in net assets resulting from operations ...................        318,063,102         235,463,389
                                                                                               -------------------------------------
   Distributions to shareholders from net investment income ................................       (318,082,571)       (235,463,389)
   Capital share transactions (Note 2) .....................................................      1,586,381,761        (682,740,398)
                                                                                               -------------------------------------
         Net increase (decrease) in net assets .............................................      1,586,362,292        (682,740,398)
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year .......................................................................      4,993,739,020       5,676,479,418
                                                                                               =====================================
   End of year .............................................................................   $  6,580,101,312   $   4,993,739,020
                                                                                               =====================================


32 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (the Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 29, 2007. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Portfolio. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                              Annual Report | 33

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                          ------------------------------------
                                                                  YEAR ENDED JUNE 30,
                                                                2007               2006
                                                          ------------------------------------
Shares sold ............................................  $ 9,565,818,487    $  5,987,924,802
Shares issued on merger (Note 6) .......................       84,125,474                  --
Shares issued in reinvestment of distributions .........      318,075,338         235,470,437
Shares redeemed ........................................   (8,381,637,538)     (6,906,135,637)
                                                          ------------------------------------
Net increase (decrease) ................................  $ 1,586,381,761    $   (682,740,398)
                                                          ====================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors or trustees of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

-----------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
-----------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.


34 | Annual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2007, the shares of the Portfolio were owned by the following funds:

                                                                    -----------------------------------
                                                                                       PERCENTAGE OF
                                                                       SHARES        OUTSTANDING SHARES
                                                                    -----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio .........    4,348,737,230          66.09%
Franklin Money Fund ............................................    1,969,796,829          29.94%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ....      141,690,361           2.15%
Franklin Templeton Money Fund Trust -
  Franklin Templeton Money Fund ................................      119,896,361           1.82%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At June 30, 2007, the Portfolio deferred realized capital losses of $19,469.

The tax character of distributions paid during the years ended June 30, 2007 and 2006, was as follows:

                                                ------------------------------
                                                    2007             2006
                                                ------------------------------
Distributions paid from ordinary income .....   $ 318,082,571  $   235,463,389
                                                ==============================

At June 30, 2007, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ........................................   $ 6,553,772,195
                                                               ===============

Undistributed ordinary income ..............................   $         7,487
                                                               ===============


                                                              Annual Report | 35

The Money Market Portfolios

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities, of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Franklin Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The Franklin Money Fund then used the shares of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

-------------------------------------------------------------------------
FUND NAME                                       SHARES AT $1.00 PER SHARE
-------------------------------------------------------------------------
The U.S. Government Money Market Portfolio ...           84,125,474
The Money Market Portfolio ...................        5,604,232,120
The Money Market Portfolio - post merger .....        5,688,357,594

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that settlement.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.


36 | Annual Report

The Money Market Portfolios

7. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Trust believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 37

The Money Market Portfolios

INDEPENDENT AUDITORS' REPORT (UNAUDITED)

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio, (hereafter referred to as the "Fund") at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 17, 2007


38 | Annual Report

The Money Market Portfolios

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolio designates the maximum amount allowable but no less than $318,082,571 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2007.


                                                              Annual Report | 39

The Money Market Portfolios

MEETING OF SHAREHOLDERS, MARCH 21, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; to approve amendments to certain of the The Money Market Portfolio's (the "Portfolio") fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Portfolio's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the
Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W.
T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Portfolio's fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Portfolio's fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

-------------------------------------------------------------------------------------------------------------------
                                                      % OF          % OF                          % OF        % OF
                                                   OUTSTANDING     VOTED                      OUTSTANDING    VOTED
NAME                                  FOR             SHARES       SHARES       WITHHELD         SHARES      SHARES
-------------------------------------------------------------------------------------------------------------------
Harris J. Ashton ...........   6,229,613,950.845     98.712%      98.712%    81,263,001.235      1.288%      1.288%
Robert F. Carlson ..........   6,230,568,430.480     98.727%      98.727%    80,308,521.600      1.273%      1.273%
Sam Ginn ...................   6,230,957,765.187     98.734%      98.734%    79,919,186.893      1.266%      1.266%
Edith E. Holiday ...........   6,225,962,056.369     98.654%      98.654%    84,914,895.711      1.346%      1.346%
Frank W. T. LaHaye .........   6,229,083,816.695     98.704%      98.704%    81,793,135.385      1.296%      1.296%
Frank A. Olson .............   6,228,661,874.055     98.697%      98.697%    82,215,078.025      1.303%      1.303%
Larry D. Thompson ..........   6,231,407,583.479     98.741%      98.741%    79,469,368.601      1.259%      1.259%
John B. Wilson .............   6,231,090,304.307     98.736%      98.736%    79,786,647.773      1.264%      1.264%
Charles B. Johnson .........   6,228,174,432.323     98.690%      98.690%    82,702,519.757      1.310%      1.310%
Gregory E. Johnson .........   6,227,539,152.596     98.679%      98.679%    83,337,799.484      1.321%      1.321%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

-----------------------------------------------------------------------
                                                   % OF          % OF
                                                OUTSTANDING     VOTED
                               SHARES VOTED        SHARES       SHARES
-----------------------------------------------------------------------
For .....................   6,050,548,885.059      95.875%      95.875%
Against .................      66,283,937.597       1.050%       1.050%
Abstain .................     194,044,129.424       3.075%       3.075%
-----------------------------------------------------------------------
TOTAL ...................   6,310,876,952.080     100.000%     100.000%


40 | Annual Report

The Money Market Portfolios

Proposal 3. To approve amendments to certain of the Portfolio's fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Portfolio's fundamental investment restriction regarding borrowing:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED        SHARES      SHARES
-----------------------------------------------------------------------
For ......................   5,990,645,650.377     94.926%      94.926%
Against ..................     117,366,789.015      1.859%       1.859%
Abstain ..................     202,864,512.688      3.215%       3.215%
-----------------------------------------------------------------------
TOTAL ....................   6,310,876,952.080    100.000%     100.000%

(b) To amend the Portfolio's fundamental investment restriction regarding underwriting:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED        SHARES      SHARES
-----------------------------------------------------------------------
For ......................   6,010,767,680.589     95.245%      95.245%
Against ..................      89,681,772.594      1.421%       1.421%
Abstain ..................     210,427,498.897      3.334%       3.334%
-----------------------------------------------------------------------
TOTAL ....................   6,310,876,952.080    100.000%     100.000%

(c) To amend the Portfolio's fundamental investment restriction regarding lending:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED        SHARES      SHARES
-----------------------------------------------------------------------
For ......................   5,996,528,568.759     95.019%      95.019%
Against ..................     108,708,215.269      1.722%       1.722%
Abstain ..................     205,640,168.052      3.259%       3.259%
-----------------------------------------------------------------------
TOTAL ....................   6,310,876,952.080    100.000%     100.000%

(d) To amend the Portfolio's fundamental investment restriction regarding investments in real estate:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED        SHARES      SHARES
-----------------------------------------------------------------------
For ......................   6,013,453,560.762     95.287%      95.287%
Against ..................      94,165,597.722      1.492%       1.492%
Abstain ..................     203,257,793.596      3.221%       3.221%
-----------------------------------------------------------------------
TOTAL ....................   6,310,876,952.080    100.000%     100.000%


                                                              Annual Report | 41

The Money Market Portfolios

Proposal 3. To approve amendments to certain of the Portfolio's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(e) To amend the Portfolio's fundamental investment restriction regarding investments in commodities:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED        SHARES      SHARES
-----------------------------------------------------------------------
For ......................   5,989,629,806.646     94.910%      94.910%
Against ..................     113,225,787.226      1.794%       1.794%
Abstain ..................     208,021,358.208      3.296%       3.296%
-----------------------------------------------------------------------
TOTAL ....................   6,310,876,952.080    100.000%     100.000%

(f) To amend the Portfolio's fundamental investment restriction regarding issuing senior securities:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED        SHARES      SHARES
-----------------------------------------------------------------------
For ......................   6,018,688,206.293     95.370%      95.370%
Against ..................      85,551,934.374      1.356%       1.356%
Abstain ..................     206,636,811.413      3.274%       3.274%
-----------------------------------------------------------------------
TOTAL ....................   6,310,876,952.080    100.000%     100.000%

(g) To amend the Portfolio's fundamental investment restriction regarding industry concentration:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED        SHARES      SHARES
-----------------------------------------------------------------------
For ......................   6,006,389,771.740     95.175%      95.175%
Against ..................      97,919,389.623      1.552%       1.552%
Abstain ..................     206,567,790.717      3.273%       3.273%
-----------------------------------------------------------------------
TOTAL ....................   6,310,876,952.080    100.000%     100.000%

(h) To amend the Portfolio's fundamental investment restriction regarding diversification of investments:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED        SHARES      SHARES
-----------------------------------------------------------------------
For ......................   6,057,211,986.926     95.981%      95.981%
Against ..................      63,714,622.852      1.009%       1.009%
Abstain ..................     189,950,342.302      3.010%       3.010%
-----------------------------------------------------------------------
TOTAL ....................   6,310,876,952.080    100.000%     100.000%


42 | Annual Report

The Money Market Portfolios

Proposal 4. To approve the elimination of certain of the Portfolio's fundamental investment restrictions:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED        SHARES      SHARES
-----------------------------------------------------------------------
For ......................   5,963,138,544.620     94.490%      94.490%
Against ..................     121,261,175.330      1.921%       1.921%
Abstain ..................     226,477,232.130      3.589%       3.589%
-----------------------------------------------------------------------
TOTAL ....................   6,310,876,952.080    100.000%     100.000%


                                                              Annual Report | 43

The Money Market Portfolios

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee           Since 1992           140                       Director, Bar-S Foods (meat
One Franklin Parkway                                                                              packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)         Trustee           Since 1998           121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                  Trustee           Since March 2007     121                       Director, Chevron Corporation
One Franklin Parkway                                                                              (global energy company) and ICO
San Mateo, CA 94403-1906                                                                          Global Communications (Holdings)
                                                                                                  Limited (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer,
AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee           Since 2005           140                       Director, Hess Corporation
One Franklin Parkway                                                                              (formerly, Amerada Hess
San Mateo, CA 94403-1906                                                                          Corporation) (exploration and
                                                                                                  refining of oil and gas),
                                                                                                  H.J. Heinz Company (processed
                                                                                                  foods and allied products), RTI
                                                                                                  International Metals, Inc.
                                                                                                  (manufacture and distribution of
                                                                                                  titanium), Canadian National
                                                                                                  Railway (railroad), and White
                                                                                                  Mountains Insurance Group, Ltd.
                                                                                                  (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


44 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee           Since 1992           121                       Director, Center for Creative Land
One Franklin Parkway                                                                              Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Trustee           Since March 2007     140                       Director, Hess Corporation
One Franklin Parkway San                                                                          (formerly, Amerada Hess
Mateo, CA 94403-1906                                                                              Corporation) (exploration and
                                                                                                  refining of oil and gas) and
                                                                                                  Sentient Jet (private jet
                                                                                                  service); and FORMERLY, Director,
                                                                                                  Becton Dickinson and Company
                                                                                                  (medical technology), Cooper
                                                                                                  Industries, Inc. (electrical
                                                                                                  products and tools and hardware),
                                                                                                  Health Net, Inc. (formerly,
                                                                                                  Foundation Health) (integrated
                                                                                                  managed care), The Hertz
                                                                                                  Corporation (car rental), Pacific
                                                                                                  Southwest Airlines, The RCA
                                                                                                  Corporation, Unicom (formerly,
                                                                                                  Commonwealth Edison), UAL
                                                                                                  Corporation (airlines) and White
                                                                                                  Mountains Insurance Group, Ltd.
                                                                                                  (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999));
and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Trustee           Since March 2007     140                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)            Trustee           Since March 2007     121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and       Trustee since        140                       None
One Franklin Parkway             Chairman of       1992 and
San Mateo, CA 94403-1906         the Board         Chairman of the
                                                   Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)      Trustee           Since March 2007     91                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief             Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway             Compliance        Officer since 2004
San Mateo, CA 94403-1906         Officer and       and Vice
                                 Vice President    President - AML
                                 - AML             Compliance since
                                 Compliance        2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer         Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------


46 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice       Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President    Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    President and     Since 2002           Not Applicable            Not Applicable
One Franklin Parkway             Chief
San Mateo, CA 94403-1906         Executive
                                 Officer
                                 - Investment
                                 Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)         Vice President    Since 2006           Not Applicable            Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 47

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President    Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief             Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.           Financial
Suite 2100                       Officer and
Fort Lauderdale, FL 33394-3091   Chief
                                 Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to June 30, 2007, S. Joseph Fortunato, Rupert H. Johnson, Jr. and Gordon S. Macklin ceased to be trustees of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


48 | Annual Report

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

FRANKLIN CASH RESERVES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 17, 2007, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Cash Reserves Fund, one of four separate funds within the Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other


                                                              Annual Report | 49

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for the Fund showed its investment performance in comparison to a performance universe selected by Lipper for the one-year period ended January 31, 2007, and for additional yearly periods ended that date depending on when the Fund commenced operations. The following summarizes the performance results for the Fund and the Board's view of such performance.

The performance universe for Franklin Cash Reserves Fund consisted of the Fund and all institutional money market funds as selected by Lipper. The Lipper report comparison showed the Fund's total return to be in the lowest quintile of its performance universe for the one-year period and for each of the previous three-, five- and 10-year periods on an annualized basis. In discussing such


50 | Annual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

performance, management pointed out that the Fund followed a very conservative approach with investments made only in those securities having the highest short-term ratings from rating agencies that rate such securities, and constant monitoring that avoided ownership of any downgraded securities to tier II status. Management further noted such policy was believed appropriate in view of the fact that Fund shareholders largely consisted of 401(k) or other defined contribution plans. Management further stated its belief, given the account size and servicing needs of these types of accounts, that the Fund was more retail than institutional in nature and its performance was more in line with the retail money market universe, which it believed to be a more appropriate measure. The Board believed the Fund's performance to be acceptable, noting management's explanation.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper reports for the Fund. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the contractual investment management fees of the Fund in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming it was similar in size to the master money fund through which the Fund invests, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee. The results of these comparisons showed, in the case of Franklin Cash Reserves Fund, that its contractual investment management fee rate and total expenses were both in the most expensive quintile of its Lipper expense group. In discussing these expenses, management pointed out that while the Fund's expense group consisted of institutional funds, the nature of its shareholders and their servicing needs were believed to be more retail in nature, justifying higher expenses. In addition, management pointed out that the Fund was part of a master-feeder relationship and, while the Fund's non-management expenses were calculated at its actual asset size level of approximately $135 million, such expenses were compared to those of a fund group approximating the $6 billion size of the money market master fund through which it invests. As noted in the Lipper report, the selection of the size of the expense group based on this size may cause the Fund's non-management expenses, which were the highest in the group, to be overstated relative to such group. The Board found the expenses of this Fund to be acceptable, noting they were subsidized by fee waivers or management reimbursements.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services


                                                              Annual Report | 51

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The advisory fee at the master fund level for Franklin Cash Reserves Fund is a flat rate of 0.15% at all asset levels. In addition, a separate fee for administrative services amounting to 0.25% at all asset levels is charged to the Fund. While intending to continuously review the issue, the Board believed it problematic for reasons, including the size of the Fund and the nature of its shareholder accounts, that the Manager and its affiliates realized any meaningful economies of scale in furnishing advisory and administrative services to the Fund.


52 | Annual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 53

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

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

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

     [LOGO](R)
FRANKLIN TEMPLETON     One Franklin Parkway
   INVESTMENTS         San Mateo, CA 94403-1906

ANNUAL REPORT

FRANKLIN CASH RESERVES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

SHAREHOLDER SERVICES

1-800/342-5236
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

149 A2007 08/07



                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                ANNUAL REPORT | 06 30 2007
--------------------------------------------------------------------------------

                              --------------------------------------------------

                                         INSTITUTIONAL FIDUCIARY TRUST

                              --------------------------------------------------

                                         Money Market Portfolio

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                 INSTITUTIONAL

--------------------------------------------------------------------------------

Contents

ANNUAL REPORT

IFT Money Market Portfolio ................................................    1

Performance Summary .......................................................    3

Your Fund's Expenses ......................................................    4

Financial Highlights and Statement of Investments .........................    6

Financial Statements ......................................................    8

Notes to Financial Statements .............................................   11

Report of Independent Registered Public Accounting Firm ...................   16

Tax Designation ...........................................................   17

Meeting of Shareholders ...................................................   18

Board Members and Officers ................................................   22

The Money Market Portfolios ...............................................   27

Shareholder Information ...................................................   49

--------------------------------------------------------------------------------

Annual Report

IFT Money Market Portfolio

YOUR FUND'S GOAL AND MAIN INVESTMENTS: The IFT Money Market Portfolio seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you IFT Money Market Portfolio's annual report for the fiscal year ended June 30, 2007.

PERFORMANCE OVERVIEW

Short-term interest rates were relatively stable during the year under review. In this environment, the Fund's seven-day effective yield rose from 4.95% on June 30, 2006, to 5.11% on June 30, 2007.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy was resilient over the 12 months ended June 30, 2007. Although growth slowed in the first quarter of 2007 as a weakening housing market and moderating profit growth dampened economic expansion, a tight

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

--------------------------------------------------------------------------------

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                                               Annual Report | 1

PORTFOLIO BREAKDOWN
6/30/07

--------------------------------------------------------------------------------
                                                                    % OF TOTAL
                                                                   INVESTMENTS
--------------------------------------------------------------------------------
Certificates of Deposit                                                   55.8%
--------------------------------------------------------------------------------
Commercial Paper                                                          42.7%
--------------------------------------------------------------------------------
Repurchase Agreements                                                      1.4%
--------------------------------------------------------------------------------
U.S. Government & Agency Securities                                        0.1%
--------------------------------------------------------------------------------
Foreign Government & Agency Securities                                     0.0%*
--------------------------------------------------------------------------------

* Rounds to less than 0.1% of total investments.

labor market and higher personal incomes helped support the consumer. Despite ongoing housing market weakness, growth rebounded in the second quarter supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

Oil prices continued to be volatile though inflation remained relatively subdued. However, headline, or overall, inflation and core inflation, which excludes food and energy costs, experienced some upward pressure. In June 2007, the headline Consumer Price Index (CPI) reported a 12-month rise of 2.7%, while core CPI increased 2.2%. 1

The Federal Reserve Board (Fed) kept the federal funds target rate at 5.25% during the reporting period. In terms of an overall bias, the Fed continued to diligently assess economic data saying that growth remained relatively stable "despite the ongoing adjustment in the housing sector." At period-end, the financial markets expected the Fed to remain on hold with its target rate through year-end.

The 10-year Treasury note yield was range bound during the 12-month period, beginning at 5.15% and ending the period at 5.03%. The intermediate portion of the yield curve often reflects market expectations of the future direction of inflation. A relatively moderate inflation environment, combined with modest growth and profitability projections, contributed to this overall trend in interest rates.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

1. Source: Bureau of Labor Statistics.


2 | Annual Report

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on June 30, 2007, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service. 2

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

2. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PERFORMANCE SUMMARY
SYMBOL: INFXX
6/30/07

--------------------------------------------------------------------------------
Seven-day effective yield 1                                               5.11%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                4.99%
--------------------------------------------------------------------------------
Total annual operating expenses 2                                         0.37%
--------------------------------------------------------------------------------

1. The seven-day effective yield assumes compounding of daily dividends.

2. Figures are as stated in the Fund's prospectus current as of the date of this report.

Annualized and effective yields are for the seven-day period ended 6/30/07. The Fund's average weighted maturity was 35 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.


                                                               Annual Report | 3

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.

   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


4 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 1/1/07      VALUE 6/30/07   PERIOD* 1/1/07-6/30/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,024.80              $1.86
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,023.01              $1.81
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.36%, which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                               Annual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO

                                                    --------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                           2007          2006          2005          2004          2003
                                                    --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                    --------------------------------------------------------------------
Income from investment operations
  - net investment income .......................         0.050         0.039         0.018         0.007         0.012
Less distributions from net investment income ..         (0.050)       (0.039)       (0.018)       (0.007)       (0.012)
                                                    --------------------------------------------------------------------
Net asset value, end of year ....................   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                    ====================================================================

Total return ....................................         5.07%         3.94%          1.85%        0.74%         1.20%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by
  affiliates a ..................................         0.36%         0.37%         0.37%         0.37%         0.36%
Expenses net of waiver and payments by
  affiliates a ..................................         0.36%         0.37%         0.37%         0.35%         0.35%
Net investment income ...........................         4.96%         3.88%         1.83%         0.73%         1.19%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $ 4,543,430   $ 3,005,324   $ 3,931,546   $ 3,526,923   $ 2,997,651

a The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


6 | The accompanying notes are an integral part of these financial statements.
  | Annual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007

--------------------------------------------------------------------------------------------------
  MONEY MARKET PORTFOLIO                                             SHARES            VALUE
--------------------------------------------------------------------------------------------------
  MUTUAL FUND (COST $4,348,737,230) 95.7%
a The Money Market Portfolio, 5.20% ...........................   4,348,737,230   $ 4,348,737,230
  OTHER ASSETS, LESS LIABILITIES 4.3% .........................                       194,692,536
                                                                                  ----------------
  NET ASSETS 100.0% ...........................................                   $ 4,543,429,766
                                                                                  ================

a The rate shown is the annualized seven-day yield at year end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007
                                                              ----------------
                                                                 MONEY MARKET
                                                                  PORTFOLIO
                                                              ----------------
Assets:
   Investment in Portfolio, at value and cost .............   $ 4,348,737,230
Receivables:
   Capital shares sold ....................................       326,566,614
                                                              ----------------
         Total assets .....................................     4,675,303,844
                                                              ----------------
Liabilities:
   Payables:
      Capital shares redeemed .............................       125,570,615
      Affiliates ..........................................           744,060
      Distributions to shareholders .......................         5,504,730
   Accrued expenses and other liabilities .................            54,673
                                                              ----------------
         Total liabilities ................................       131,874,078
                                                              ----------------
            Net assets, at value ..........................   $ 4,543,429,766
                                                              ================
Net assets consist of paid-in capital .....................   $ 4,543,429,766
                                                              ================
Shares outstanding ........................................     4,543,429,766
                                                              ================
Net asset value per share .................................   $          1.00
                                                              ================


8 | The accompanying notes are an integral part of these financial statements.
  | Annual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the year ended June 30, 2007

                                                              ----------------
                                                                 MONEY MARKET
                                                                  PORTFOLIO
                                                              ----------------
Investment income:
   Dividends from Portfolio ...............................   $   209,841,789
                                                              ----------------
Expenses:
   Administrative fees (Note 3a) ..........................         8,110,300
   Unaffiliated transfer agent fees .......................             1,150
   Reports to shareholders ................................            14,798
   Registration and filing fees ...........................            68,057
   Professional fees ......................................            70,014
   Trustees' fees and expenses ............................            38,730
   Other ..................................................            76,995
                                                              ----------------
         Total expenses ...................................         8,380,044
                                                              ----------------
            Net investment income .........................       201,461,745
                                                              ----------------
Net increase (decrease) in net assets resulting
 from operations ..........................................   $   201,461,745
                                                              ================


                                                             Annual Report |
 The accompanying notes are an integral part of these financial statements.| 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                ----------------------------------
                                                                     MONEY MARKET PORTFOLIO
                                                                ----------------------------------
                                                                       YEAR ENDED JUNE 30,
                                                                      2007              2006
                                                                ----------------------------------
Increase (decrease) in net assets:
   Net investment income from operations .....................  $   201,461,745   $   154,194,995
                                                                ----------------------------------
   Distributions to shareholders from net investment income ..     (201,461,745)     (154,194,995)
   Capital share transactions (Note 2) .......................    1,538,106,206      (926,222,314)
                                                                ----------------------------------
      Net increase (decrease) in net assets ..................    1,538,106,206      (926,222,314)
Net assets (there is no undistributed net investment
 income at beginning or end of year):
   Beginning of year .........................................    3,005,323,560     3,931,545,874
                                                                ----------------------------------
   End of year ...............................................  $ 4,543,429,766   $ 3,005,323,560
                                                                ==================================


10 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of four separate funds. The Institutional Fiduciary Trust Money Market Portfolio (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Shares of the Fund are offered to other investment companies managed by Franklin Advisers Inc. (Advisers), or its affiliates. At June 30, 2007, investment companies managed by Advisers or its affiliates owned 4,310,801,357 shares of the Fund.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of June 30, 2007, the Fund owns 66.09% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income from the Portfolio are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                              Annual Report | 11

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                          --------------------------------------
                                                   YEAR ENDED JUNE 30,
                                                 2007                2006
                                          --------------------------------------
Shares sold ...........................   $  24,804,867,168   $  19,140,469,684
Shares issued in reinvestment of
  distributions .......................         142,565,950         110,576,148
Shares redeemed .......................     (23,409,326,912)    (20,177,268,146)
                                          --------------------------------------
Net increase (decrease) ...............   $   1,538,106,206   $    (926,222,314)
                                          ======================================


12 | Annual Report

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Portfolio and of the following subsidiaries:

------------------------------------------------------------------------------
SUBSIDIARY                                             AFFILIATION
------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                      Administrative manager
Franklin Templeton Investor Services LLC (Investor
  Services)                                            Transfer agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.20% per year of the average daily net assets of the Fund.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2007 and 2006, was as follows:

                                                  ------------------------------
                                                       2007            2006
                                                  ------------------------------
Distributions paid from ordinary income .......   $ 201,461,745   $ 154,194,995
                                                  ==============================

At June 30, 2007, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .........................................   $ 4,348,737,230
                                                                ================

Undistributed ordinary income ...............................   $     5,504,730
                                                                ================

5. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


                                                              Annual Report | 13

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

5. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that settlement.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

6. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund believes the adoption of FIN 48 will have no material impact on its financial statements.


14 | Annual Report

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

6. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 15

Institutional Fiduciary Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

MONEY MARKET PORTFOLIO

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF INSTITUTIONAL FIDUCIARY TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio (one of the funds constituting the Institutional Fiduciary Trust, hereafter referred to as the "Fund") at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 17, 2007


16 | Annual Report

Institutional Fiduciary Trust

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $201,461,745 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2007.


                                                              Annual Report | 17

Institutional Fiduciary Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED)

MONEY MARKET PORTFOLIO

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007 and May 11, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Money Market Portfolio's (the "Fund") fundamental investment restrictions (including eight
(8) Sub-Proposals); to approve the elimination of certain of the Fund's fundamental investment restrictions; and to approve the reclassification of certain investment policies as non-fundamental. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the
Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W.
T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund's fundamental investment restrictions (including eight (8) Sub-Proposals), the elimination of certain of the Fund's fundamental investment restrictions, and the reclassification of certain investment policies as non-fundamental. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

--------------------------------------------------------------------------------------------------------
                                                % OF        % OF                      % OF        % OF
                                             OUTSTANDING   VOTED                   OUTSTANDING   VOTED
NAME                            FOR            SHARES      SHARES      WITHHELD      SHARES      SHARES
--------------------------------------------------------------------------------------------------------
Harris J. Ashton .....   4,077,181,531.621     92.017%     99.987%   515,029.536     0.012%      0.013%
Robert F. Carlson ....   4,077,181,531.621     92.017%     99.987%   515,029.536     0.012%      0.013%
Sam Ginn .............   4,077,181,531.621     92.017%     99.987%   515,029.536     0.012%      0.013%
Edith E. Holiday .....   4,077,181,531.621     92.017%     99.987%   515,029.536     0.012%      0.013%
Frank W. T. LaHaye ...   4,077,181,531.621     92.017%     99.987%   515,029.536     0.012%      0.013%
Frank A. Olson .......   4,077,181,531.621     92.017%     99.987%   515,029.536     0.012%      0.013%
Larry D. Thompson ....   4,077,181,531.621     92.017%     99.987%   515,029.536     0.012%      0.013%
John B. Wilson .......   4,077,181,531.621     92.017%     99.987%   515,029.536     0.012%      0.013%
Charles B. Johnson ...   4,077,181,531.621     92.017%     99.987%   515,029.536     0.012%      0.013%
Gregory E. Johnson ...   4,077,181,531.621     92.017%     99.987%   515,029.536     0.012%      0.013%


18 | Annual Report

Institutional Fiduciary Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

MONEY MARKET PORTFOLIO

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

------------------------------------------------------------------------
                                                     % OF         % OF
                                                  OUTSTANDING     VOTED
                                 SHARES VOTED       SHARES       SHARES
------------------------------------------------------------------------
For .......................   4,023,254,845.365     93.609%     100.000%
Against ...................               0.000      0.000%       0.000%
Abstain ...................               0.000      0.000%       0.000%
------------------------------------------------------------------------
TOTAL .....................   4,023,254,845.365     93.609%     100.000%

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

------------------------------------------------------------------------
                                                     % OF         % OF
                                                  OUTSTANDING     VOTED
                                 SHARES VOTED       SHARES       SHARES
------------------------------------------------------------------------
For .......................   4,023,254,845.365     93.609%     100.000%
Against ...................               0.000      0.000%       0.000%
Abstain ...................               0.000      0.000%       0.000%
------------------------------------------------------------------------
TOTAL .....................   4,023,254,845.365     93.609%     100.000%

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

------------------------------------------------------------------------
                                                     % OF         % OF
                                                  OUTSTANDING     VOTED
                                 SHARES VOTED       SHARES       SHARES
------------------------------------------------------------------------
For .......................   4,023,254,845.365     93.609%     100.000%
Against ...................               0.000      0.000%       0.000%
Abstain ...................               0.000      0.000%       0.000%
------------------------------------------------------------------------
TOTAL .....................   4,023,254,845.365     93.609%     100.000%

(c) To amend the Fund's fundamental investment restriction regarding lending:

------------------------------------------------------------------------
                                                     % OF         % OF
                                                  OUTSTANDING     VOTED
                                 SHARES VOTED       SHARES       SHARES
------------------------------------------------------------------------
For .......................   4,023,254,845.365     93.609%     100.000%
Against ...................               0.000      0.000%       0.000%
Abstain ...................               0.000      0.000%       0.000%
------------------------------------------------------------------------
TOTAL .....................   4,023,254,845.365     93.609%     100.000%


                                                              Annual Report | 19

Institutional Fiduciary Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

MONEY MARKET PORTFOLIO

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

------------------------------------------------------------------------
                                                     % OF         % OF
                                                  OUTSTANDING     VOTED
                                 SHARES VOTED       SHARES       SHARES
------------------------------------------------------------------------
For .......................   4,023,254,845.365     93.609%     100.000%
Against ...................               0.000      0.000%       0.000%
Abstain ...................               0.000      0.000%       0.000%
------------------------------------------------------------------------
TOTAL .....................   4,023,254,845.365     93.609%     100.000%

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

------------------------------------------------------------------------
                                                     % OF          % OF
                                                  OUTSTANDING      VOTED
                                 SHARES VOTED       SHARES        SHARES
------------------------------------------------------------------------
For .......................   4,023,254,845.365     93.609%     100.000%
Against ...................               0.000      0.000%       0.000%
Abstain ...................               0.000      0.000%       0.000%
------------------------------------------------------------------------
TOTAL .....................   4,023,254,845.365     93.609%     100.000%

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

------------------------------------------------------------------------
                                                     % OF         % OF
                                                  OUTSTANDING     VOTED
                                 SHARES VOTED       SHARES       SHARES
------------------------------------------------------------------------
For .......................   4,023,254,845.365     93.609%     100.000%
Against ...................               0.000      0.000%       0.000%
Abstain ...................               0.000      0.000%       0.000%
------------------------------------------------------------------------
TOTAL .....................   4,023,254,845.365     93.609%     100.000%

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

------------------------------------------------------------------------
                                                     % OF         % OF
                                                  OUTSTANDING     VOTED
                                 SHARES VOTED       SHARES       SHARES
------------------------------------------------------------------------
For .......................   4,023,254,845.365     93.609%     100.000%
Against ...................               0.000      0.000%       0.000%
Abstain ...................               0.000      0.000%       0.000%
------------------------------------------------------------------------
TOTAL .....................   4,023,254,845.365     93.609%     100.000%


20 | Annual Report

Institutional Fiduciary Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

MONEY MARKET PORTFOLIO

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

------------------------------------------------------------------------
                                                     % OF         % OF
                                                  OUTSTANDING     VOTED
                                 SHARES VOTED       SHARES       SHARES
------------------------------------------------------------------------
For .......................   4,023,254,845.365     93.609%     100.000%
Against ...................               0.000      0.000%       0.000%
Abstain ...................               0.000      0.000%       0.000%
------------------------------------------------------------------------
TOTAL .....................   4,023,254,845.365     93.609%     100.000%

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

------------------------------------------------------------------------
                                                     % OF         % OF
                                                  OUTSTANDING     VOTED
                                 SHARES VOTED       SHARES       SHARES
------------------------------------------------------------------------
For .......................   4,023,254,845.365     93.609%     100.000%
Against ...................               0.000      0.000%       0.000%
Abstain ...................               0.000      0.000%       0.000%
------------------------------------------------------------------------
TOTAL .....................   4,023,254,845.365     93.609%     100.000%

Proposal 5. To approve the reclassification of certain investment policies as non-fundamental:

------------------------------------------------------------------------
                                                     % OF         % OF
                                                  OUTSTANDING     VOTED
                                 SHARES VOTED       SHARES       SHARES
------------------------------------------------------------------------
For .......................   4,023,254,845.365     93.609%     100.000%
Against ...................               0.000      0.000%       0.000%
Abstain ...................               0.000      0.000%       0.000%
------------------------------------------------------------------------
TOTAL .....................   4,023,254,845.365     93.609%     100.000%


                                                              Annual Report | 21

Institutional Fiduciary Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee           Since 1985           140                       Director, Bar-S Foods (meat
One Franklin Parkway                                                                              packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)         Trustee           Since 1998           121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                  Trustee           Since April 2007     121                       Director, Chevron Corporation
One Franklin Parkway                                                                              (global energy company) and ICO
San Mateo, CA 94403-1906                                                                          Global Communications (Holdings)
                                                                                                  Limited (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer,
AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee           Since 2005           140                       Director, Hess Corporation
One Franklin Parkway                                                                              (formerly, Amerada Hess
San Mateo, CA 94403-1906                                                                          Corporation) (exploration and
                                                                                                  refining of oil and gas), H.J.
                                                                                                  Heinz Company (processed foods
                                                                                                  and allied products), RTI
                                                                                                  International Metals, Inc.
                                                                                                  (manufacture and distribution
                                                                                                  of titanium), Canadian National
                                                                                                  Railway (railroad), and White
                                                                                                  Mountains Insurance Group, Ltd.
                                                                                                  (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


22 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee           Since 1985           121                       Director, Center for Creative
One Franklin Parkway                                                                              Land Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Trustee           Since 2005           140                       Director, Hess Corporation
One Franklin Parkway                                                                              (formerly, Amerada Hess
San Mateo, CA 94403-1906                                                                          Corporation) (exploration and
                                                                                                  refining of oil and gas) and
                                                                                                  Sentient Jet (private jet
                                                                                                  service); and FORMERLY, Director,
                                                                                                  Becton Dickinson and Company
                                                                                                  (medical technology), Cooper
                                                                                                  Industries, Inc. (electrical
                                                                                                  products and tools and
                                                                                                  hardware), Health Net, Inc.
                                                                                                  (formerly, Foundation Health)
                                                                                                  (integrated managed care), The
                                                                                                  Hertz Corporation (car rental),
                                                                                                  Pacific Southwest Airlines, The
                                                                                                  RCA Corporation, Unicom
                                                                                                  (formerly, Commonwealth Edison),
                                                                                                  UAL Corporation (airlines) and
                                                                                                  White Mountains Insurance Group,
                                                                                                  Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999));
and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Trustee           Since April 2007     140                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)            Trustee           Since April 2007     121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 23

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and       Trustee since        140                       None
One Franklin Parkway             Chairman of       1985 and
San Mateo, CA 94403-1906         the Board         Chairman of the
                                                   Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)      Trustee           Since April 2007     91                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director,
Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief             Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway             Compliance        Officer since 2004
San Mateo, CA 94403-1906         Officer and       and Vice
                                 Vice President    President - AML
                                 - AML             Compliance since
                                 Compliance        2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer         Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice       Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


24 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President    Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    President and     Since 2002           Not Applicable            Not Applicable
One Franklin Parkway             Chief
San Mateo, CA 94403-1906         Executive
                                 Officer
                                 - Investment
                                 Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)         Vice President    Since 2006           Not Applicable            Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President    Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 25

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial   Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to June 30, 2007, S. Joseph Fortunato, Rupert H. Johnson, Jr. and Gordon S. Macklin ceased to be trustees of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/321-8563 TO REQUEST THE SAI.


26 | Annual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                         -----------------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                               2007           2006           2005           2004           2003
                                                         -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                         -----------------------------------------------------------------------
Income from investment operations:

   Net investment income ............................         0.052          0.041          0.020          0.009          0.014

   Net realized gains (losses) ......................            -- a           --             --             --             --
                                                         -----------------------------------------------------------------------
Less distributions from net investment income .......        (0.052)        (0.041)        (0.020)        (0.009)        (0.014)
                                                         -----------------------------------------------------------------------
Net asset value, end of year ........................    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                         =======================================================================

Total return ........................................          5.28%          4.15%          2.06%          0.94%          1.41%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates and
   expense reduction ................................          0.15%          0.16%          0.16%          0.16%          0.15%

Expenses net of waiver and payments by affiliates and
   expense reduction ................................          0.15% b        0.16% b        0.16% b        0.15% b        0.15%

Net investment income ...............................          5.17%          4.09%          2.04%          0.93%          1.39%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................    $6,580,101     $4,993,739     $5,676,479     $5,505,394     $5,331,200

a Amount rounds to less than $0.01 per share.

b Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 27

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
  THE MONEY MARKET PORTFOLIO                                                                            AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 99.6%
  CERTIFICATES OF DEPOSIT 55.6%
  Abbey National Treasury Service PLC, Stamford Branch, 5.29%, 7/23/07 ............................   $200,000,000   $  200,000,000
  ABN Amro Bank NV, Chicago Branch, 5.265%, 7/06/07 ...............................................    200,000,000      200,000,138
  Australia and New Zealand Banking Group Ltd., New York Branch, 5.295%, 7/13/07 ..................    200,000,000      200,000,329
  Bank of Ireland, New York Branch, 5.27%, 7/16/07 ................................................    200,000,000      200,000,000
  Bank of Montreal, Chicago Branch, 5.30%, 9/28/07 ................................................    200,000,000      200,000,000
  Bank of Nova Scotia, Portland Branch, 5.30%, 7/18/07 ............................................    200,000,000      200,000,000
  Banque Nationale de Paris, San Francisco Branch, 5.295%, 8/09/07 ................................    200,000,000      200,000,000
  Barclays Bank PLC, New York Branch, 5.350% - 5.358%, 11/14/07 - 1/23/08 .........................    200,000,000      200,004,084
  Calyon North America Inc., New York Branch, 5.30%, 9/07/07 ......................................    200,000,000      200,000,000
  Citibank NA, New York Branch, 5.315%, 9/12/07 ...................................................    208,000,000      208,002,081
  Lloyds Bank PLC, New York Branch, 5.28%, 8/10/07 ................................................    225,000,000      225,000,000
  Rabobank Nederland NV, New York Branch, 5.265%, 7/17/07 .........................................    200,000,000      200,000,441
  Royal Bank of Canada, New York Branch, 5.30%, 8/21/07 ...........................................    200,000,000      200,001,404
  Royal Bank of Scotland, New York Branch, 5.29%, 7/19/07 .........................................    200,000,000      200,000,000
  Societe Generale, New York Branch, 5.295%, 7/09/07 ..............................................    200,000,000      200,000,000
  Svenska Handelsbanken, New York Branch, 5.29%, 8/03/07 ..........................................    200,000,000      200,000,000
  Toronto Dominion Bank, New York Branch, 5.275%, 7/11/07 .........................................    225,000,000      225,000,311
  Westpac Banking Corp., New York Branch, 5.315%, 9/24/07 .........................................    200,000,000      200,005,532
                                                                                                                     ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $3,658,014,320) .............................................                   3,658,014,320
                                                                                                                     ---------------
b COMMERCIAL PAPER 42.5%
  Abbott Laboratories, 7/09/07 - 7/16/07 ..........................................................    212,505,000      212,174,578
  BP Capital Markets PLC, 7/02/07 .................................................................    160,000,000      159,976,311
  Commonwealth Bank of Australia, 9/10/07 .........................................................    230,000,000      227,625,346
  Concentrate Manufacturing Co., 7/11/07 ..........................................................     50,000,000       49,927,639
  Danske Corp., 7/26/07 ...........................................................................    200,000,000      199,270,833
  Depfa Bank PLC, 7/12/07 .........................................................................    200,000,000      199,680,389
  General Electric Capital Corp., 7/30/07 .........................................................    237,300,000      236,296,419
  Internationale Nederlanden U.S., 7/10/07 ........................................................    225,000,000      224,704,969
  Nestle Capital Corp., 7/20/07 ...................................................................    200,000,000      199,450,583
  Pepsico Inc., 7/03/07 ...........................................................................     50,000,000       49,985,250
  Procter & Gamble Co., 7/24/07 ...................................................................     55,000,000       54,815,872
  Procter & Gamble International Funding, 7/05/07 .................................................    185,000,000      184,892,700
  Ticonderoga Funding LLC, 9/05/07 ................................................................    212,852,000      210,803,299
  Total Fina ELF Capital, 7/02/07 .................................................................     50,000,000       49,992,556
  Toyota Motor Credit Corp., 7/25/07 ..............................................................    225,000,000      224,214,000
  UBS AG Finance Delaware Inc, 7/02/07 ............................................................    253,900,000      253,862,268
  Westpac Banking Corp., 9/06/07 ..................................................................     60,000,000       59,415,425
                                                                                                                     ---------------
  TOTAL COMMERCIAL PAPER (COST $2,797,088,437) ....................................................                   2,797,088,437
                                                                                                                     ---------------
  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $3,189,574) 0.1%
b FHLB, 7/02/07 ...................................................................................      3,190,000        3,189,574
                                                                                                                     ---------------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $999,864) 0.0% c
b International Bank for Reconstruction and Development, 7/02/07 (Supranational d) ................      1,000,000          999,864
                                                                                                                     ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,459,292,195) ............................                   6,459,292,195
                                                                                                                     ---------------


28 | Annual Report

The Money Market Portfolios

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
  THE MONEY MARKET PORTFOLIO                                                                           AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
e REPURCHASE AGREEMENTS 1.4%
  Deutsche Morgan Grenfell, 4.40%, 7/02/07 (Maturity Value $15,745,771)
    Collateralized by U.S. Treasury Note, 2.00% - 4.50%, 1/15/10 - 4/15/12 ........................   $ 15,740,000   $   15,740,000
  Morgan Stanley & Co. Inc., 4.15%, 7/02/07 (Maturity Value $78,767,231)
    Collateralized by U.S. Treasury Notes, 2.00% - 3.50%, 1/15/11 - 4/15/12 .......................     78,740,000       78,740,000
                                                                                                                     ---------------
  TOTAL REPURCHASE AGREEMENTS (COST $94,480,000) ..................................................                      94,480,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $6,553,772,195) 99.6% ...................................................                   6,553,772,195
  OTHER ASSETS, LESS LIABILITIES 0.4% .............................................................                      26,329,117
                                                                                                                     ---------------
  NET ASSETS 100.0% ...............................................................................                  $6,580,101,312
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The security is traded on a discount basis with no stated coupon rate.

c Rounds to less than 0.1% of net assets.

d A supranational organization is an entity formed by two or more central governments through international treaties.

e See Note 1(b) regarding repurchase agreements.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 29

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007

                                                                ----------------
                                                                       THE
                                                                  MONEY MARKET
                                                                    PORTFOLIO
                                                                ----------------
Assets:
   Investments in securities, at amortized cost .............   $ 6,459,292,195
   Repurchase agreements, at value and cost .................        94,480,000
                                                                ----------------
         Total investments ..................................   $ 6,553,772,195
   Cash .....................................................             2,055
   Interest receivables .....................................        27,233,686
                                                                ----------------
         Total assets .......................................     6,581,007,936
                                                                ----------------
Liabilities:
   Payables:
      Affiliates ............................................           825,283
      Distributions to shareholders .........................             7,487
   Accrued expenses and other liabilities ...................            73,854
                                                                ----------------
         Total liabilities ..................................           906,624
                                                                ----------------
            Net assets, at value ............................   $ 6,580,101,312
                                                                ----------------
Net assets consist of:
   Paid-in capital ..........................................   $ 6,580,120,781
   Accumulated net realized gain (loss) .....................           (19,469)
                                                                ----------------
            Net assets, at value ............................   $ 6,580,101,312
                                                                ================
Shares outstanding ..........................................     6,580,120,781
                                                                ================
Net asset value per share ...................................   $          1.00
                                                                ================


30 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the year ended June 30, 2007

                                                                ----------------
                                                                      THE
                                                                  MONEY MARKET
                                                                   PORTFOLIO
                                                                ----------------
Investment income:
   Interest .................................................   $   327,592,261
                                                                ----------------
Expenses:
   Management fees (Note 3a) ................................         9,215,687
   Custodian fees (Note 4) ..................................           122,464
   Reports to shareholders ..................................             9,219
   Professional fees ........................................            76,937
   Other ....................................................            86,239
                                                                ----------------
      Total expenses ........................................         9,510,546
      Expense reductions (Note 4) ...........................              (856)
                                                                ----------------
         Net expenses .......................................         9,509,690
                                                                ----------------
            Net investment income ...........................       318,082,571
                                                                ----------------
   Net realized gain (loss) from investments ................           (19,469)
                                                                ----------------
   Net increase (decrease) in net assets resulting from
     operations .............................................   $   318,063,102
                                                                ================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 31

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             ----------------------------------
                                                                                                 THE MONEY MARKET PORTFOLIO
                                                                                             ----------------------------------
                                                                                                    YEAR ENDED JUNE 30,
                                                                                                   2007             2006
                                                                                             ----------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ..............................................................   $   318,082,571   $   235,463,389
      Net realized gain (loss) from investments ..........................................           (19,469)               --
                                                                                             ----------------------------------
         Net increase (decrease) in net assets resulting from operations .................       318,063,102       235,463,389
                                                                                             ----------------------------------
   Distributions to shareholders from net investment income ..............................      (318,082,571)     (235,463,389)
   Capital share transactions (Note 2) ...................................................     1,586,381,761      (682,740,398)
                                                                                             ----------------------------------
         Net increase (decrease) in net assets ...........................................     1,586,362,292      (682,740,398)
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year .....................................................................     4,993,739,020     5,676,479,418
                                                                                             ==================================
   End of year ...........................................................................   $ 6,580,101,312   $ 4,993,739,020
                                                                                             ==================================


32 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (the Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 29, 2007. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Portfolio. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                              Annual Report | 33

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                                  ------------------------------------
                                                                          YEAR ENDED JUNE 30,
                                                                        2007               2006
                                                                  ------------------------------------
Shares sold ...................................................   $  9,565,818,487   $  5,987,924,802
Shares issued on merger (Note 6) ..............................         84,125,474                 --
Shares issued in reinvestment of distributions ................        318,075,338        235,470,437
Shares redeemed ...............................................     (8,381,637,538)    (6,906,135,637)
                                                                  ------------------------------------
Net increase (decrease) .......................................   $  1,586,381,761   $   (682,740,398)
                                                                  ====================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors or trustees of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                    AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                            Investment manager
Franklin Templeton Investor Services, LLC (Investor
   Services)                                                  Transfer agent

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.


34 | Annual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2007, the shares of the Portfolio were owned by the following funds:

                                                                          ----------------------------------
                                                                                            PERCENTAGE OF
                                                                              SHARES      OUTSTANDING SHARES
                                                                          ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ................   4,348,737,230         66.09%
Franklin Money Fund ...................................................   1,969,796,829         29.94%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ...........     141,690,361          2.15%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ...     119,896,361          1.82%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At June 30, 2007, the Portfolio deferred realized capital losses of $19,469.

The tax character of distributions paid during the years ended June 30, 2007 and 2006, was as follows:

                                              ----------------------------------
                                                    2007              2006
                                              ----------------------------------
Distributions paid from ordinary income ...   $   318,082,571   $   235,463,389
                                              ==================================

At June 30, 2007, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .........................................   $ 6,553,772,195
                                                                ================

Undistributed ordinary income ...............................   $         7,487
                                                                ================


                                                              Annual Report | 35

The Money Market Portfolios

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities, of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Franklin Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The Franklin Money Fund then used the shares of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

--------------------------------------------------------------------------------
FUND NAME                                             SHARES AT $1.00 PER SHARE
--------------------------------------------------------------------------------
The U.S. Government Money Market Portfolio ........            84,125,474
The Money Market Portfolio ........................         5,604,232,120
The Money Market Portfolio - post merger ..........         5,688,357,594

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that settlement.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.


36 | Annual Report

The Money Market Portfolios

7. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Trust believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 37

The Money Market Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio, (hereafter referred to as the "Fund") at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 17, 2007


38 | Annual Report

The Money Market Portfolios

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolio designates the maximum amount allowable but no less than $318,082,571 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2007.


                                                              Annual Report | 39

The Money Market Portfolios

MEETING OF SHAREHOLDERS, MARCH 21, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; to approve amendments to certain of the The Money Market Portfolio's (the "Portfolio") fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Portfolio's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the
Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W.
T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Portfolio's fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Portfolio's fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

-------------------------------------------------------------------------------------------------------------
                                                 % OF         % OF                          % OF       % OF
                                              OUTSTANDING     VOTED                     OUTSTANDING    VOTED
NAME                             FOR            SHARES       SHARES       WITHHELD        SHARES      SHARES
-------------------------------------------------------------------------------------------------------------
Harris J. Ashton ......   6,229,613,950.845     98.712%      98.712%   81,263,001.235      1.288%     1.288%
Robert F. Carlson .....   6,230,568,430.480     98.727%      98.727%   80,308,521.600      1.273%     1.273%
Sam Ginn ..............   6,230,957,765.187     98.734%      98.734%   79,919,186.893      1.266%     1.266%
Edith E. Holiday ......   6,225,962,056.369     98.654%      98.654%   84,914,895.711      1.346%     1.346%
Frank W. T. LaHaye ....   6,229,083,816.695     98.704%      98.704%   81,793,135.385      1.296%     1.296%
Frank A. Olson ........   6,228,661,874.055     98.697%      98.697%   82,215,078.025      1.303%     1.303%
Larry D. Thompson .....   6,231,407,583.479     98.741%      98.741%   79,469,368.601      1.259%     1.259%
John B. Wilson ........   6,231,090,304.307     98.736%      98.736%   79,786,647.773      1.264%     1.264%
Charles B. Johnson ....   6,228,174,432.323     98.690%      98.690%   82,702,519.757      1.310%     1.310%
Gregory E. Johnson ....   6,227,539,152.596     98.679%      98.679%   83,337,799.484      1.321%     1.321%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

---------------------------------------------------------------------
                                                 % OF        % OF
                                              OUTSTANDING    VOTED
                            SHARES VOTED         SHARES      SHARES
---------------------------------------------------------------------
For ...................   6,050,548,885.059     95.875%      95.875%
Against ...............      66,283,937.597      1.050%       1.050%
Abstain ...............     194,044,129.424      3.075%       3.075%
---------------------------------------------------------------------
TOTAL .................   6,310,876,952.080    100.000%     100.000%


40 | Annual Report

The Money Market Portfolios

Proposal 3. To approve amendments to certain of the Portfolio's fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Portfolio's fundamental investment restriction regarding borrowing:

---------------------------------------------------------------------
                                                 % OF        % OF
                                              OUTSTANDING    VOTED
                             SHARES VOTED        SHARES      SHARES
---------------------------------------------------------------------
For ...................   5,990,645,650.377      94.926%     94.926%
Against ...............     117,366,789.015       1.859%      1.859%
Abstain ...............     202,864,512.688       3.215%      3.215%
---------------------------------------------------------------------
TOTAL .................   6,310,876,952.080     100.000%    100.000%

(b) To amend the Portfolio's fundamental investment restriction regarding underwriting:

---------------------------------------------------------------------
                                                 % OF        % OF
                                              OUTSTANDING    VOTED
                             SHARES VOTED        SHARES      SHARES
---------------------------------------------------------------------
For ...................   6,010,767,680.589      95.245%     95.245%
Against ...............      89,681,772.594       1.421%      1.421%
Abstain ...............     210,427,498.897       3.334%      3.334%
---------------------------------------------------------------------
TOTAL .................   6,310,876,952.080     100.000%    100.000%

(c) To amend the Portfolio's fundamental investment restriction regarding lending:

---------------------------------------------------------------------
                                                 % OF        % OF
                                              OUTSTANDING    VOTED
                             SHARES VOTED        SHARES      SHARES
---------------------------------------------------------------------
For ...................   5,996,528,568.759      95.019%     95.019%
Against ...............     108,708,215.269       1.722%      1.722%
Abstain ...............     205,640,168.052       3.259%      3.259%
---------------------------------------------------------------------
TOTAL .................   6,310,876,952.080     100.000%    100.000%

(d) To amend the Portfolio's fundamental investment restriction regarding investments in real estate:

---------------------------------------------------------------------
                                                 % OF        % OF
                                              OUTSTANDING    VOTED
                             SHARES VOTED        SHARES      SHARES
---------------------------------------------------------------------
For ...................   6,013,453,560.762      95.287%     95.287%
Against ...............      94,165,597.722       1.492%      1.492%
Abstain ...............     203,257,793.596       3.221%      3.221%
---------------------------------------------------------------------
TOTAL .................   6,310,876,952.080     100.000%    100.000%


                                                              Annual Report | 41

The Money Market Portfolios

Proposal 3. To approve amendments to certain of the Portfolio's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(e) To amend the Portfolio's fundamental investment restriction regarding investments in commodities:

---------------------------------------------------------------------
                                                  % OF       % OF
                                              OUTSTANDING    VOTED
                            SHARES VOTED         SHARES      SHARES
---------------------------------------------------------------------
For ...................   5,989,629,806.646      94.910%     94.910%
Against ...............     113,225,787.226       1.794%      1.794%
Abstain ...............     208,021,358.208       3.296%      3.296%
---------------------------------------------------------------------
TOTAL .................   6,310,876,952.080     100.000%    100.000%

(f) To amend the Portfolio's fundamental investment restriction regarding issuing senior securities:

---------------------------------------------------------------------
                                                  % OF       % OF
                                              OUTSTANDING    VOTED
                            SHARES VOTED         SHARES      SHARES
---------------------------------------------------------------------
For ...................   6,018,688,206.293      95.370%     95.370%
Against ...............      85,551,934.374       1.356%      1.356%
Abstain ...............     206,636,811.413       3.274%      3.274%
---------------------------------------------------------------------
TOTAL .................   6,310,876,952.080     100.000%    100.000%

(g) To amend the Portfolio's fundamental investment restriction regarding industry concentration:

---------------------------------------------------------------------
                                                 % OF        % OF
                                              OUTSTANDING    VOTED
                            SHARES VOTED         SHARES      SHARES
---------------------------------------------------------------------
For ...................   6,006,389,771.740      95.175%     95.175%
Against ...............      97,919,389.623       1.552%      1.552%
Abstain ...............     206,567,790.717       3.273%      3.273%
---------------------------------------------------------------------
TOTAL .................   6,310,876,952.080     100.000%    100.000%

(h) To amend the Portfolio's fundamental investment restriction regarding diversification of investments:

---------------------------------------------------------------------
                                                  % OF       % OF
                                              OUTSTANDING    VOTED
                            SHARES VOTED         SHARES      SHARES
---------------------------------------------------------------------
For ...................   6,057,211,986.926      95.981%     95.981%
Against ...............      63,714,622.852       1.009%      1.009%
Abstain ...............     189,950,342.302       3.010%      3.010%
---------------------------------------------------------------------
TOTAL .................   6,310,876,952.080     100.000%    100.000%


42 | Annual Report

The Money Market Portfolios

Proposal 4. To approve the elimination of certain of the Portfolio's fundamental investment restrictions:

---------------------------------------------------------------------
                                                 % OF        % OF
                                              OUTSTANDING    VOTED
                            SHARES VOTED        SHARES       SHARES
---------------------------------------------------------------------
For ...................   5,963,138,544.620      94.490%     94.490%
Against ...............     121,261,175.330       1.921%      1.921%
Abstain ...............     226,477,232.130       3.589%      3.589%
---------------------------------------------------------------------
TOTAL .................   6,310,876,952.080     100.000%    100.000%


                                                              Annual Report | 43

The Money Market Portfolios

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee           Since 1992           140                       Director, Bar-S Foods (meat
One Franklin Parkway                                                                              packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)         Trustee           Since 1998           121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                  Trustee           Since March 2007     121                       Director, Chevron Corporation
One Franklin Parkway                                                                              (global energy company) and ICO
San Mateo, CA 94403-1906                                                                          Global Communications (Holdings)
                                                                                                  Limited (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer,
AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee           Since 2005           140                       Director, Hess Corporation
One Franklin Parkway                                                                              (formerly, Amerada Hess
San Mateo, CA 94403-1906                                                                          Corporation) (exploration and
                                                                                                  refining of oil and gas), H.J.
                                                                                                  Heinz Company (processed foods and
                                                                                                  allied products), RTI
                                                                                                  International Metals, Inc.
                                                                                                  (manufacture and distribution of
                                                                                                  titanium), Canadian National
                                                                                                  Railway (railroad), and White
                                                                                                  Mountains Insurance Group, Ltd.
                                                                                                  (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


44 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee           Since 1992           121                       Director, Center for Creative Land
One Franklin Parkway                                                                              Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Trustee           Since March 2007     140                       Director, Hess Corporation
One Franklin Parkway San                                                                          (formerly, Amerada Hess
Mateo, CA 94403-1906                                                                              Corporation) (exploration and
                                                                                                  refining of oil and gas) and
                                                                                                  Sentinet Jet (private jet
                                                                                                  service); and FORMERLY, Director,
                                                                                                  Becton Dickinson and Company
                                                                                                  (medical technology), Cooper
                                                                                                  Industries, Inc. (electrical
                                                                                                  products and tools and hardware),
                                                                                                  Health Net, Inc. (formerly,
                                                                                                  Foundation Health) (integrated
                                                                                                  managed care), The Hertz
                                                                                                  Corporation (car rental), Pacific
                                                                                                  Southwest Airlines, The RCA
                                                                                                  Corporation, Unicom (formerly,
                                                                                                  Commonwealth Edison), UAL
                                                                                                  Corporation (airlines) and White
                                                                                                  Mountains Insurance Group, Ltd.
                                                                                                  (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999));
and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Trustee           Since March 2007     140                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)            Trustee           Since March 2007     121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and       Trustee since        140                       None
One Franklin Parkway             Chairman of       1992 and
San Mateo, CA 94403-1906         the Board         Chairman of the
                                                   Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)      Trustee           Since March 2007     91                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief             Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway             Compliance        Officer since 2004
San Mateo, CA 94403-1906         Officer and       and Vice
                                 Vice President    President - AML
                                 - AML             Compliance since
                                 Compliance        2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer         Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------


46 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice       Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President    Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    President and     Since 2002           Not Applicable            Not Applicable
One Franklin Parkway             Chief
San Mateo, CA 94403-1906         Executive
                                 Officer
                                 - Investment
                                 Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)         Vice President    Since 2006           Not Applicable            Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 47

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President    Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial   Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to June 30, 2007, S. Joseph Fortunato, Rupert H. Johnson, Jr. and Gordon S. Macklin ceased to be trustees of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


 48| Annual Report

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

IFT MONEY MARKET PORTFOLIO

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 17, 2007, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Money Market Portfolio, one of four separate funds within the Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other


                                                              Annual Report | 49

Institutional Fiduciary Trust

IFT MONEY MARKET PORTFOLIO

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for the Fund showed its investment performance in comparison to a performance universe selected by Lipper for the one-year period ended January 31, 2007, and for additional yearly periods ended that date depending on when the Fund commenced operations. The following summarizes the performance results for the Fund and the Board's view of such performance.

The performance universe for the Money Market Portfolio consisted of the Fund and all institutional money market funds as selected by Lipper. The Lipper report comparison showed the Fund's total return to be in the middle quintile of such universe for the one-year period, and for each of the previous three-, five- and 10-year periods on an annualized basis. In discussing such performance, management pointed out that the Fund followed a very conservative approach with investments made only in those securities having the highest short-term ratings from rating agencies that rate


50 | Annual Report

Institutional Fiduciary Trust

IFT MONEY MARKET PORTFOLIO

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

such securities, and constant monitoring that avoided ownership of any downgraded securities to tier II status. The Board found such performance to be acceptable.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper reports for the Fund. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the contractual investment management fees of the Fund in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming it was similar in size to the master money fund through which the Fund invests, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee. In the case of the Money Market Portfolio, its Lipper report showed its contractual investment management fee rate and actual total expenses to be in the most expensive quintile of its Lipper expense group. In discussing these expenses, management pointed out to the Board that this Fund is not actively marketed and largely serves as an alternative and frequent temporary investment vehicle for institutional investors and other funds within the Franklin/Templeton/Mutual Series fund families and provides same-day wiring and exchange privileges for its shareholders. Management also pointed out that the Fund's actual total expenses were within 17 basis points of its expense group median, despite the fact that 11 funds in such group benefited from expense reimbursements or fee waivers, as set forth in the Lipper report. It was also noted that this Fund's comparison was based on a group of funds approximating the larger size of the master money fund through which it invests. As noted in the Lipper report, the selection of the size of the expense group based on this size may cause the Fund's non-management expenses to be overstated relative to such group. Based upon management's discussions and points raised, the Board found the comparative expenses of this Fund to be acceptable.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public


                                                              Annual Report | 51

Institutional Fiduciary Trust

IFT MONEY MARKET PORTFOLIO

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The advisory fee at the master fund level for the Money Market Portfolio is a flat rate of 0.15% at all asset levels. In addition, a separate fee for administrative services amounting to 0.20% at all asset levels is charged to the Fund. In respect to the Money Market Portfolio, management pointed out that a significant portion of its assets at any given time consisted of investments by other funds within the Franklin/Templeton/Mutual Series complex pursuant to cash sweep arrangements aimed at efficient management of their excess cash. It was further noted that shareholders of funds participating in such arrangements benefited from the fact that their fund's normally higher advisory and administrative fees were reduced to the levels charged the Fund on assets invested under such cash sweep arrangements. While intending to monitor this issue, the Board believed it problematic in view of the nature and role served by this Fund, the way it is managed, and the services it provides that the Manager and its affiliates benefited from any meaningful economies of scale that were not reflected in the level of advisory and administrative fees charged the Fund and its shareholders.


52 | Annual Report

Institutional Fiduciary Trust

IFT MONEY MARKET PORTFOLIO

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 53

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

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

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

     [LOGO](R)       FRANKLIN TEMPLETON INSTITUTIONAL
FRANKLIN TEMPLETON   600 Fifth Avenue
   INSTITUTIONAL     New York, NY 10020

ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
MONEY MARKET PORTFOLIO

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


140 A2007 08/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $42,552 for the fiscal year ended June 30, 2007 and $81,649 for the fiscal year ended June 30, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended June 30, 2007 and $0 for the fiscal year ended June 30, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2007 and $2,362 for the fiscal year ended June 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2007 and $173,499 for the fiscal year ended June 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended June 30, 2007 and $175,861 for the fiscal year ended June 30, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    August 27, 2007